UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Aries Master Fund II, A Cayman Island Exempted Company
Address:  c/o Paramount Capital Asset Management, Inc.
          787 Seventh Avenue, 48th floor,
          New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lindsay A. Rosenwald, M.D.
Title: Chairman of Paramount Capital Asset Management, Inc., the investment manager of The Aries Master Fund, a Cayman Island exempted company
Phone:    (212) 554-4300
Signature, Place, and Date of Signing:

/s/ Lindsay A. Rosenwald          New York, New York          November 13, 2000
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Report Type (Check only one.):

|_|   13F HOLDINGS REPORT.

|X|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary: Pursuant to General Instruction B to Form 13F, the securities over which The Aries Master Fund II, a Cayman Island Exempted Company exercises investment discretion and over which The Aries Domestic Fund, L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Paramount Capital Asset Management, Inc.

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers: 0

 No.  13F File Number     Name